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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:              Windward Investment Management, Inc.
     Address:           60 State Street
                        Suite 3600
                        Boston, MA 02109

     13F File Number:   28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                            Denise Kampf
Title:                           Director of Ops & Client Service
Phone:                           617-241-2207
Signature,                       Place,                     and Date of Signing:
DENISE KAMPF                     BOSTON, MA                 May 14, 2008
Report Type (Check only one.):
                                  [X]   13F HOLDINGS REPORT.
                                  [_]   13F NOTICE.
                                  [_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   72
Form 13F Information Table Value Total:   1790042

List of Other Included Managers:          NONE

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                                                     Form 13F Information Table

Column 1                         Column 2      Column 3  Column 4        Column 5         Column 6   Column 7        Column 8
                                                                   SHRS or                                        Voting Authority
                                                           Value     PRN    SH /  PUT /  Investment    Other   ---------------------
Name of Issuer                Title of Class    CUSIP    (x$1000)    Amt    PRN    CALL  Discretion  Managers    Sole   Shared  None
---------------------------  ---------------  ---------  --------  -------  ----  -----  ----------  --------  -------  ------  ----
AMAG Pharmaceuticals Inc     COM              00163U106     687      17000   SH             Sole                 17000
Analog Devices Inc           COM              032654105     265       8975   SH             Sole                  8975
American Express Co          COM              025816109     402       9200   SH             Sole                  9200
Bank of America Corporation  COM              060505AT1     259       6858   SH             Sole                  6858
Berkshire Hathaway Inc DEL   CL A             084670108     267          2   SH             Sole                     2

Berkshire Hathaway Inc DEL   CL B             084670207     251         56   SH             Sole                    56

Citigroup Inc                COM              172967101     278      12962   SH             Sole                 12962
Cintas Corp                  COM              172908105     383      13422   SH             Sole                 13422
Cisco Sys Inc                COM              17275R102     231       9572   SH             Sole                  9572
Currency Shares Euro Tr      EURO SHS         23130C108   72757     459646   SH             Sole                459646
CurrencyShs Japanese Yen Tr  JAPANESE YEN     23130A102   44283     441773   SH             Sole                441773
Dell Inc                     COM              24702R101     448      22500   SH             Sole                 22500
Disney Walt Co               COM DISNEY       254687106     424      13508   SH             Sole                 13508
Spdr Series Trust            DJWS REIT ETF    78464A607    1734      24774   SH             Sole                 24774
Eaton Vance Corp             COM NON VTG      278265103     732      24000   SH             Sole                 24000
E M C CORP MASS              COM              268648102     384      26790   SH             Sole                 26790
Emerson Elec Co              COM              291011104     998      19400   SH             Sole                 19400
Evergreen Solar Inc          COM              30033R108     147      15855   SH             Sole                 15155
General Electric Co          COM              369604103    1902      51393   SH             Sole                 51393
General Mls Inc              COM              370334104     323       5400   SH             Sole                  5400
Home Depot Inc               COM              437076102     359      12848   SH             Sole                 12848
Hienz H J Co                 COM              423074103     247       5250   SH             Sole                  5250
International Business
Machs                        COM              459200101     870       7559   SH             Sole                  7559
Ishares Tr                   S&P SMLCAP 600   464287804     315       5250   SH             Sole                  5250
Inverness Medical
Innovations In               COM              46126P106     934      31015   SH             Sole                 31015

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
Intel Corp                   COM              458140100    1517      71952   SH             Sole                 71952
Ishares Tr                   DJ US REAL EST   464287739    6986     107318   SH             Sole                107318
Johnson & Johnson            COM              478160104     598       9332   SH             Sole                  8728
Coca Cola Co                 COM              191216100     597       9811   SH             Sole                  9811
Manulife Financial Corp      COM              56501R106    1210      31850   SH             Sole                 31850
McDonalds Corp               COM              580135101     203       3634   SH             Sole                  3634
Medco Health Solutions Inc   COM              58405U102     442      10090   SH             Sole                 10090
Merck & Co Inc               COM              589331107    1621      42706   SH             Sole                 42706
Microsoft Corp               COM              594918104    1424      50164   SH             Sole                 50164
NMS Communications Corp      COM              629248105      23      15000   SH             Sole                 15000
Palatin Technologies Inc     COM NEW          696077304       3      12530   SH             Sole                 12530
Pepsico Inc                  COM              713448108     807      11170   SH             Sole                 11170
Procter & Gamble Co          COM              742718109    1598      22798   SH             Sole                 22798
Proshares Tr                 ULTRA XIN CH25   74347R321    1353      14530   SH             Sole                 14530
Proshares Tr                 SHORT RUSS2000   74347R826     433       5478   SH             Sole                  5478
Proshares Tr                 REAL EST PRO     74347R552    2472      24880   SH             Sole                 24880
Royal Dutch Shell PLC        SPONS ADR A      780259206     338       4900   SH             Sole                  4900
Streettracks Index ShsFds    SPDR INTL REAL   78463X863   22884     432992   SH             Sole                432992
Schering Plough Corp         COM              806605101     525      36460   SH             Sole                 36460
Sigma Aldrich Corp           COM              826552101     620      10400   SH             Sole                 10400
Spdr Tr                      UNIT SER 1       78462F103    2619      20266   SH             Sole                 20266
St Jude Med Inc              COM              790849103     549      12720   SH             Sole                 12720
SPDR Series Trust            LEHMN INTL ETF   78464A516  190379    3284669   SH             Sole               3284669
State Str Corp               COM              857477103     854      10807   SH             Sole                 10807
Sonus Networks Inc           COM              835916107     114      33084   SH             Sole                 33084
Sysco Corp                   COM              871829107    1245      42900   SH             Sole                 42900
Vertex Pharmaceuticals       COM              92532F100    1071      44815   SH             Sole                 44815
Wal Mart Stores Inc          COM              931142103    2971      56398   SH             Sole                 56398
Exxon Mobil Corp             COM              30231G102    3491      41277   SH             Sole                 41277
Barclays Bk PLC              EUR/USD EXCH     06739F184   51809     875452   SH             Sole                875452
Barclays Bank PLC            NT USD/JPY 36    06739G851   38406     642353   SH             Sole                642353
Ishares Tr                   LEHMAN SH TREAS  464288679   50340     455981   SH             Sole                430735
Ishares Tr                   20+ YR TRS BD    464287432   41142     429055   SH             Sole                429055
Ishares Tr                   MSCI EMERGE MKT  464287234  121115        901   SH             Sole                   901
Ishares Inc                  MSCI GERMAN      464286806   84338    2676531   SH             Sole               2676531
Ishares Tr                   MSCI EAFE IDX    464287465   87143    1212349   SH             Sole               1212349

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
Streettracks Gold Tr         GOLD SHS         863307104  163119    1804210   SH             Sole               1804210
Barclays Bk PLC              IDX GSC 2015     06738C794   46616     798088   SH             Sole                798088
Ishares S&P GSCI
Commodity I                  UNIT BEN INIT    46428R107   47084     813748   SH             Sole                813748
Streettracks Index Shs Fds   S&P INTL SMLCP   78463X871   44037    1375298   SH             Sole               1375298
Ishares Tr                   7-10 YR TRS BD   464287440   51170     558075   SH             Sole                558075
Ishares Tr                   1-3 YR TRS BD    464287457   43039     510936   SH             Sole                510936
Ishares Tr                   US TIPS BD FD    464287176  111823    1017493   SH             Sole               1017493
Ishares Comex Gold Tr        Ishares          464285105     248       2739   SH             Sole                  2739
Vanguard Index Tr            REIT VIPERS      922908553   45297     726036   SH             Sole                726036
Vanguard Index Tr            STK MKT VIPERS   922908769  339266    2589813   SH             Sole               2589813
Vanguard Intl Equity
Index F                      EMR MKT VIPERS   922042858   45223     481033   SH             Sole                481033